Related Parties - Summary of Guarantees Provided To Related Parties (Parentheticals) (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)
Disclosure of Guarantees provided between the related parties [Line Items]
Financial assets	₩ 26,197,311			₩ 25,175,820
Pulau indah power plant sdn shares
Disclosure of Guarantees provided between the related parties [Line Items]
Financial assets	50,721
Interlender loan agreement
Disclosure of Guarantees provided between the related parties [Line Items]
Guaranteed letter of credit | $			$ 8,000
KEPXe Pian Xe Namnoy Power [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Provision of guarantees or collateral by entity | $		$ 5,000
Derivative liabilities [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Provision of guarantees or collateral by entity	26,422
Acquisition cost of the securities [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Provision of guarantees or collateral by entity	47,067
Other provisions
Disclosure of Guarantees provided between the related parties [Line Items]
Provision of guarantees or collateral by entity	₩ 11,804